TAX EXPENSE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal					$ 3,339,000	$ 107,000
State					0	860,000
Total Current Tax Expense					3,339,000	967,000
Deferred:
Federal					1,073,000	1,112,000
State					(7,196,000)	(277,000)
Total Deferred Tax Expense			$ 0	$ (2,137,000)	(6,123,000)	835,000
Reported Income Tax Expense (Benefit)	$ (125,000)	$ (448,000)	$ 533,000	$ (2,136,000)	$ (2,784,000)	$ 885,000